Share-based payment arrangements - General and MIP (Details) SFr / shares in Units, $ / shares in Units, shares in Millions, SFr in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CHF (SFr) SFr / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 SFr / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 SFr / shares	Dec. 31, 2019 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share-based payment plans	3
Share-based payment arrangements | $	$ 46,000,000		$ 50,000,000		$ 49,000,000
Shares that could be issued out of contingent capital for share-based payment arrangements (in shares)		94.0					94.0
Treasury stock that could be used to settle share-based payment arrangements (in shares)		35.0					35.0
Consideration from key employees from options and cash-settled WARs | $	$ 0
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, vesting period	3 years
Expiration period after date of grant	6 years
Time period of interest rate used as the basis for the risk-free rate	6 years
Contractual term	6 years
Assumptions used for calculations of fair value, warrants and options
Expected volatility (as a percent)	19.00%		17.00%		19.00%
Dividend yield (as a percent)	4.70%		3.10%		4.70%
Expected term	6 years		6 years		6 years
Risk-free interest rate (as a percent)	(0.90%)		(0.10%)		(0.10%)
Summary of the activity related to share-based compensation arrangement
Number of shares outstanding at beginning	444.9
Number of options Granted	63.5
Number of shares Forfeited	(9.9)
Number of shares Expired	(81.0)
Number of shares outstanding at end	417.6		444.9
Number of options Vested and expected to vest at end of period		413.6					413.6
Number of shares exercisable, vested and expected to vest		239.6					239.6
Weighted-average exercise price, Outstanding at beginning of period (in Swiss francs per share) | SFr / shares		SFr 21.54
Weighted-average exercise price, Granted (in Swiss francs per share) | SFr / shares		19.00
Weighted-average exercise price, Forfeited (in Swiss francs per share) | SFr / shares		22.87
Weighted-average exercise price, Expired (in Swiss francs per share) | $ / shares	$ 21.50
Weighted-average exercise price, Outstanding at end of period (in Swiss francs per share) | SFr / shares		21.13		SFr 21.54
Weighted-average exercise price, Vested and expected to vest (in Swiss francs per share) | SFr / shares		21.15
Weighted-average exercise price, Exercisable (in Swiss francs per share) | SFr / shares		SFr 20.78
Weighted-average remaining contractual term, Outstanding	3 years
Weighted-average remaining contractual term, Vested and expected to vest	3 years
Weighted-average remaining contractual term, Exercisable	1 year 9 months 18 days
Conversion ratio	5
Options outstanding, Intrinsic value | SFr		SFr 189
Vested and expected to vest, Aggregate intrinsic value | SFr		SFr 185
Unrecognized compensation cost, non-vested warrants and option | $							$ 39,000,000
Weighted average period over which unrecognized share-based compensation costs are expected to be reported	2 years
Weighted-average grant-date fair value of warrants and options (per instrument) | SFr / shares		SFr 0.34		SFr 0.46		SFr 0.47
Aggregate intrinsic value of instruments exercised | $			$ 13,000,000		$ 38,000,000
Aggregate intrinsic value of instruments exercisable | $							$ 124,000,000
Options conversion with ratio of 5:1 [Member]
Summary of the activity related to share-based compensation arrangement
Number of shares outstanding at beginning	89.0
Number of options Granted	12.7
Number of shares Forfeited	(2.0)
Number of shares Expired	(16.2)
Number of shares outstanding at end	83.5		89.0
Number of options Vested and expected to vest at end of period		82.7					82.7
Number of shares exercisable, vested and expected to vest		47.9					47.9
Exercise price of 21.00 | Options
Summary of the activity related to share-based compensation arrangement
Number of shares outstanding at end	72.3
Weighted-average remaining contractual term, Outstanding	8 months 12 days
Exercise price (in Swiss francs) | SFr / shares		21.00
Exercise price of 21.00 | Options conversion with ratio of 5:1 [Member]
Summary of the activity related to share-based compensation arrangement
Number of shares outstanding at end	14.5
Exercise price of 19.50 | Options
Summary of the activity related to share-based compensation arrangement
Number of shares outstanding at end	78.1
Weighted-average remaining contractual term, Outstanding	1 year 7 months 6 days
Exercise price (in Swiss francs) | SFr / shares		19.50
Exercise price of 19.50 | Options conversion with ratio of 5:1 [Member]
Summary of the activity related to share-based compensation arrangement
Number of shares outstanding at end	15.6
Exercise price of 21.50 | Options
Summary of the activity related to share-based compensation arrangement
Number of shares outstanding at end	72.7
Weighted-average remaining contractual term, Outstanding	2 years 8 months 12 days
Exercise price (in Swiss francs) | SFr / shares		21.50
Exercise price of 21.50 | Options conversion with ratio of 5:1 [Member]
Summary of the activity related to share-based compensation arrangement
Number of shares outstanding at end	14.5
Exercise price of 22.50 | Options
Summary of the activity related to share-based compensation arrangement
Number of shares outstanding at end	66.1
Weighted-average remaining contractual term, Outstanding	3 years 7 months 6 days
Exercise price (in Swiss francs) | SFr / shares		22.50
Exercise price of 22.50 | Options conversion with ratio of 5:1 [Member]
Summary of the activity related to share-based compensation arrangement
Number of shares outstanding at end	13.2
Exercise price of 23.50 | Options
Summary of the activity related to share-based compensation arrangement
Number of shares outstanding at end	65.0
Weighted-average remaining contractual term, Outstanding	4 years 8 months 12 days
Exercise price (in Swiss francs) | SFr / shares		23.50
Exercise price of 23.50 | Options conversion with ratio of 5:1 [Member]
Summary of the activity related to share-based compensation arrangement
Number of shares outstanding at end	13.0
Exercise price of 19.00 | Options
Summary of the activity related to share-based compensation arrangement
Number of shares outstanding at end	63.4
Weighted-average remaining contractual term, Outstanding	5 years 8 months 12 days
Exercise price (in Swiss francs) | SFr / shares		19.00
Exercise price of 19.00 | Options conversion with ratio of 5:1 [Member]
Summary of the activity related to share-based compensation arrangement
Number of shares outstanding at end	12.7